Congress Large Cap Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 4.1%
Axon Enterprise, Inc. (a)	12,000	$ 6,333,120
Howmet Aerospace, Inc.	62,100	17,528,346
		23,861,466

Automobiles - 1.2%
Tesla, Inc. (a)	22,000	6,846,620

Broadline Retail - 5.7%
Amazon.com, Inc. (a)	119,974	32,582,539

Capital Markets - 5.0%
Goldman Sachs Group, Inc.	15,450	15,733,971
Interactive Brokers Group, Inc. - Class A	64,000	5,631,360
Moody's Corp.	15,575	7,450,768
		28,816,099

Chemicals - 1.6%
Ecolab, Inc.	32,900	9,134,027

Communications Equipment - 3.2%
Arista Networks, Inc. (a)	102,000	18,395,700

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	18,400	17,514,776

Electrical Equipment - 5.5%
Eaton Corp. PLC	40,000	16,608,000
GE Vernova, Inc.	15,200	15,052,408
		31,660,408

Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp. - Class A	66,800	10,734,760
Coherent Corp. (a)	20,400	5,362,956
		16,097,716

Financial Services - 4.7%
Visa, Inc. - Class A	74,100	27,130,233

Health Care Equipment & Supplies - 2.2%
IDEXX Laboratories, Inc. (a)	3,725	2,082,536
Intuitive Surgical, Inc. (a)	29,700	10,493,901
		12,576,437

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	17,000	5,448,330

Interactive Media & Services - 10.6%
Alphabet, Inc. - Class A	114,300	40,705,659

Alphabet, Inc. - Class C	24,414		8,707,253
Meta Platforms, Inc. - Class A	20,700		11,523,897
			60,936,809

IT Services - 2.0%
MongoDB, Inc. (a)	20,500		6,918,340
Shopify, Inc. - Class A (a)	38,500		4,510,275
			11,428,615

Machinery - 2.0%
Parker-Hannifin Corp.	11,600		11,327,748

Oil, Gas & Consumable Fuels - 2.1%
Williams Cos., Inc.	166,500		11,911,410

Pharmaceuticals - 1.5%
Eli Lilly & Co.	7,550		8,673,742

Semiconductors & Semiconductor Equipment - 18.8%
ARM Holdings PLC - ADR (a)	34,000		8,149,460
ASML Holding NV	6,500		10,588,500
Broadcom, Inc.	64,800		25,225,344
Micron Technology, Inc.	8,250		6,789,998
NVIDIA Corp.	240,500		48,280,375
Texas Instruments, Inc.	33,700		9,292,438
			108,326,115

Software - 8.4%
Crowdstrike Holdings, Inc. - Class A (a)	26,500		5,057,790
Microsoft Corp.	86,775		40,326,078
Palantir Technologies, Inc. - Class A (a)	26,000		3,199,560
			48,583,428

Specialty Retail - 3.4%
O'Reilly Automotive, Inc. (a)	84,312		7,533,277
TJX Cos., Inc.	77,600		12,209,584
			19,742,861

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	168,500		52,051,335
TOTAL COMMON STOCKS (Cost $217,046,160)			563,046,414

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares		Value
Health Care REITs - 1.9%
Welltower, Inc.	46,450		10,889,738
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,539,148)			10,889,738

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	2,733,579		2,733,579
TOTAL MONEY MARKET FUNDS (Cost $2,733,579)			2,733,579

TOTAL INVESTMENTS - 100.1% (Cost $227,318,887)			576,669,731
Liabilities in Excess of Other Assets - (0.1)%		(0.00078)	(450,656)
TOTAL NET ASSETS - 100.0%			$ 576,219,075

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress Large Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 563,046,414	$ –	$ –	$ 563,046,414
Real Estate Investment Trusts	10,889,738	–	–	10,889,738
Money Market Funds	2,733,579	–	–	2,733,579
Total Investments	$ 576,669,731	$ –	$ –	$ 576,669,731

Refer to the Schedule of Investments for further disaggregation of investment categories.